Financial instruments and financial risk management - Market risk, Currency risk (Details) - USD ($) $ in Thousands	Jun. 30, 2025	Dec. 31, 2024
Financial instruments and financial risk management
Foreign currency denominated monetary assets	$ 122,551	$ 183,191
Financial liability	696,828	685,757
Net assets	479,803	555,493
Currency risk
Financial instruments and financial risk management
Net assets	(29,324)	12,649
Currency risk | Cash and cash equivalents
Financial instruments and financial risk management
Foreign currency denominated monetary assets	37,550	76,497
Currency risk | Trade and other receivables
Financial instruments and financial risk management
Foreign currency denominated monetary assets	1,806	661
Currency risk | Trade and other payables
Financial instruments and financial risk management
Financial liability	(57,315)	(48,049)
Currency risk | Lease liabilities
Financial instruments and financial risk management
Financial liability	(11,365)	(16,460)
Currency risk | Australian Dollar
Financial instruments and financial risk management
Net assets	(29,324)	12,674
Currency risk | Australian Dollar | Cash and cash equivalents
Financial instruments and financial risk management
Foreign currency denominated monetary assets	37,550	76,497
Currency risk | Australian Dollar | Trade and other receivables
Financial instruments and financial risk management
Foreign currency denominated monetary assets	1,806	661
Currency risk | Australian Dollar | Trade and other payables
Financial instruments and financial risk management
Financial liability	(57,315)	(48,024)
Currency risk | Australian Dollar | Lease liabilities
Financial instruments and financial risk management
Financial liability	$ (11,365)	(16,460)
Currency risk | Euro
Financial instruments and financial risk management
Net assets		(25)
Currency risk | Euro | Trade and other payables
Financial instruments and financial risk management
Financial liability		$ (25)